Debt and other liabilities - Schedule of Convertible debt (Details) - USD ($)	Jun. 30, 2025	Jan. 23, 2025	Dec. 31, 2024
Convertible Debt [Line Items]
Discount on convertible debt under troubled debt restructuring		$ (3,000,000)
Short term convertible debt to related party	$ 108,047		$ 95,309